Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–49.09%
Advertising–0.10%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$195,437
Aerospace & Defense–0.94%
Boeing Co. (The),
3.20%, 03/01/2029	400,000	352,062
3.90%, 05/01/2049	470,000	334,057
5.93%, 05/01/2060	480,000	446,508
Collins Aerospace, 3.20%, 03/15/2024	441,000	433,142
Raytheon Technologies Corp., 3.50%, 03/15/2027	292,000	274,849
		1,840,618
Air Freight & Logistics–0.24%
FedEx Corp., 5.25%, 05/15/2050(b)	500,000	462,452
Airlines–0.64%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	475,000	383,472
Southwest Airlines Co.,
3.00%, 11/15/2026	500,000	461,154
5.13%, 06/15/2027	125,000	125,856
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	87,447	78,133
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	197,596	195,565
		1,244,180
Apparel Retail–0.10%
Ross Stores, Inc., 1.88%, 04/15/2031	250,000	197,620
Application Software–0.11%
Autodesk, Inc., 2.85%, 01/15/2030	250,000	217,700
Asset Management & Custody Banks–0.23%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	104,874
BlackRock, Inc., 2.10%, 02/25/2032	275,000	223,768
FS KKR Capital Corp., 4.13%, 02/01/2025	119,000	113,356
		441,998
Automobile Manufacturers–1.02%
American Honda Finance Corp., 3.50%, 02/15/2028	848,000	796,637
General Motors Co.,
6.60%, 04/01/2036	100,000	101,222
5.15%, 04/01/2038	49,000	43,298
6.25%, 10/02/2043	403,000	389,305
6.75%, 04/01/2046	259,000	259,780
5.95%, 04/01/2049	44,000	40,992
	Principal Amount	Value
Automobile Manufacturers–(continued)
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	$400,000	$360,722
		1,991,956
Biotechnology–0.60%
Amgen, Inc.,
3.63%, 05/22/2024	425,000	418,406
2.60%, 08/19/2026	500,000	466,848
2.20%, 02/21/2027	17,000	15,461
Gilead Sciences, Inc., 1.20%, 10/01/2027	310,000	263,896
		1,164,611
Broadcasting–0.33%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	179,725
4.13%, 05/15/2029	289,000	254,675
Paramount Global, 4.20%, 05/19/2032	250,000	207,675
		642,075
Building Products–0.03%
Owens Corning, 7.00%, 12/01/2036	62,000	67,342
Cable & Satellite–0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	375,000	349,072
5.05%, 03/30/2029	419,000	398,921
5.13%, 07/01/2049	50,000	39,682
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026	450,000	438,610
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	39,316
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	108,546
4.50%, 09/15/2042	420,000	315,792
		1,689,939
Communications Equipment–0.01%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	12,830
Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	12,677
		25,507
Computer & Electronics Retail–0.11%
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	29,000	33,459
3.38%, 12/15/2041(c)	200,000	138,083
8.35%, 07/15/2046	35,000	41,018
		212,560
Construction Machinery & Heavy Trucks–0.41%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	437,000	425,059

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	$400,000	$370,345
		795,404
Consumer Finance–0.57%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	234,228
American Express Co.,
3.40%, 02/22/2024	350,000	344,461
3.00%, 10/30/2024	75,000	72,684
Capital One Financial Corp., 3.75%, 03/09/2027	400,000	377,478
Synchrony Financial, 3.95%, 12/01/2027	100,000	89,463
		1,118,314
Data Processing & Outsourced Services–0.26%
Visa, Inc., 4.15%, 12/14/2035	275,000	264,949
Western Union Co. (The), 6.20%, 11/17/2036	250,000	245,918
		510,867
Distillers & Vintners–0.44%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	546,579
3.88%, 05/18/2028	330,000	317,119
		863,698
Diversified Banks–9.13%
Australia & New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	388,567
Banco Santander S.A. (Spain),
4.25%, 04/11/2027	400,000	376,250
4.38%, 04/12/2028	200,000	185,876
3.31%, 06/27/2029	400,000	348,580
2.96%, 03/25/2031	600,000	473,465
Bank of America Corp.,
4.45%, 03/03/2026	430,000	423,131
1.32%, 06/19/2026(d)	405,000	365,580
2.48%, 09/21/2036(d)	489,000	370,636
6.11%, 01/29/2037	325,000	337,718
7.75%, 05/14/2038	275,000	330,620
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	240,000	235,748
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(d)	525,000	451,815
3.56%, 09/23/2035(d)	800,000	608,273
3.33%, 11/24/2042(d)	470,000	325,293
8.00%(d)(e)	94,000	90,710
BPCE S.A. (France), 4.50%, 03/15/2025(c)	195,000	186,939
Citigroup Inc., 5.88%, 01/30/2042	200,000	206,389
Citigroup, Inc.,
4.04%, 06/01/2024(d)	300,000	297,618
3.67%, 07/24/2028(d)	100,000	92,657
8.13%, 07/15/2039	200,000	251,708
Cooperatieve Rabobank U.A. (Netherlands),
3.75%, 07/21/2026	300,000	281,820
5.25%, 05/24/2041	125,000	128,027
HSBC Bank USA N.A., 5.88%, 11/01/2034	700,000	678,311
	Principal Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024	$454,000	$446,669
3.95%, 05/18/2024(d)	300,000	296,517
4.29%, 09/12/2026(d)	325,000	309,763
4.38%, 11/23/2026	200,000	192,061
2.25%, 11/22/2027(d)	400,000	345,019
4.58%, 06/19/2029(d)	165,000	152,056
6.80%, 06/01/2038	325,000	322,181
ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	227,926
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	258,000	255,313
3.88%, 09/10/2024	502,000	493,590
7.75%, 07/15/2025	250,000	269,261
2.08%, 04/22/2026(d)	325,000	302,080
4.13%, 12/15/2026	125,000	122,171
KeyBank N.A., 3.40%, 05/20/2026	230,000	215,760
Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	755,000	738,760
3.87%, 07/09/2025(d)	201,000	193,577
3.75%, 01/11/2027	375,000	348,926
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	212,346
4.05%, 09/11/2028	225,000	212,180
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	288,051
2.50%, 07/12/2026	250,000	231,719
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	200,000	195,054
5.52%, 09/30/2028(d)	650,000	639,173
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	200,000	188,939
3.45%, 01/11/2027	475,000	444,791
2.14%, 09/23/2030	450,000	347,793
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	468,660
Toronto-Dominion Bank (The) (Canada), 1.25%, 09/10/2026	100,000	87,943
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	152,020
Wells Fargo & Co., 4.10%, 06/03/2026	450,000	437,841
Wells Fargo Bank N.A., 6.60%, 01/15/2038	300,000	331,999
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	451,000	425,849
2.70%, 08/19/2026	400,000	373,680
3.35%, 03/08/2027	150,000	142,585
		17,847,984
Diversified Capital Markets–0.73%
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	350,000	277,593
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	425,000	369,513
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Deutsche Bank AG (Germany),
4.16%, 05/13/2025	$150,000	$146,617
6.12%, 07/14/2026(d)	300,000	294,826
3.04%, 05/28/2032(d)	450,000	339,281
		1,427,830
Diversified Chemicals–0.20%
Celanese US Holdings LLC,
6.05%, 03/15/2025	250,000	248,880
6.38%, 07/15/2032	100,000	95,377
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	42,298
		386,555
Diversified Support Services–0.12%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	242,304
Education Services–0.01%
California Institute of Technology, 4.70%, 11/01/2111	27,000	22,967
Electric Utilities–3.69%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	806,000	755,910
Appalachian Power Co., 7.00%, 04/01/2038	250,000	280,338
Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	168,386
3.70%, 11/15/2059	1,500,000	1,136,570
Edison International,
5.75%, 06/15/2027	150,000	151,743
4.13%, 03/15/2028	228,000	210,844
Eversource Energy,
Series L, 2.90%, 10/01/2024	230,000	221,064
Series M, 3.30%, 01/15/2028	200,000	184,234
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	169,927
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	250,000	229,626
5.65%, 05/01/2079(d)	235,000	206,896
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	366,647
Pacific Gas and Electric Co.,
4.55%, 07/01/2030	450,000	411,014
4.20%, 06/01/2041	400,000	304,236
PacifiCorp, 6.00%, 01/15/2039	200,000	210,085
Pinnacle West Capital Corp., 1.30%, 06/15/2025	200,000	180,634
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	171,531
Southern California Edison Co.,
6.65%, 04/01/2029	500,000	519,100
6.00%, 01/15/2034	168,000	175,414
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	250,000	224,545
Union Electric Co., 8.45%, 03/15/2039	400,000	515,079
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	416,332
		7,210,155
	Principal Amount	Value
Electronic Components–0.11%
Amphenol Corp., 3.20%, 04/01/2024	$111,000	$108,606
Corning, Inc., 5.85%, 11/15/2068	110,000	101,863
		210,469
Gas Utilities–0.34%
Southern California Gas Co., 3.20%, 06/15/2025	250,000	239,320
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	414,922
		654,242
Health Care Distributors–0.11%
McKesson Corp., 1.30%, 08/15/2026	250,000	219,971
Health Care Facilities–0.48%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	195,223
CommonSpirit Health, 1.55%, 10/01/2025	314,000	282,434
HCA, Inc.,
5.25%, 04/15/2025	197,000	196,730
5.25%, 06/15/2049	300,000	262,870
		937,257
Health Care REITs–0.39%
Healthpeak Properties, Inc., 2.13%, 12/01/2028	300,000	253,037
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	615,000	481,185
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	26,434
		760,656
Health Care Services–0.48%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	407,769
Cigna Corp., 4.50%, 02/25/2026	200,000	199,266
Dignity Health, 5.27%, 11/01/2064	248,000	210,994
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	112,035
		930,064
Home Improvement Retail–0.10%
Lowe’s Cos., Inc., 3.13%, 09/15/2024	200,000	194,548
Hotel & Resort REITs–0.10%
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	125,000	105,842
Service Properties Trust,
4.35%, 10/01/2024	61,000	57,024
4.95%, 10/01/2029	50,000	36,435
		199,301
Hotels, Resorts & Cruise Lines–0.19%
Booking Holdings, Inc., 3.55%, 03/15/2028	399,000	374,758
Hypermarkets & Super Centers–0.22%
Walmart, Inc., 3.95%, 06/28/2038	450,000	419,819
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.11%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	$226,000	$223,008
Industrial Conglomerates–0.27%
3M Co., 5.70%, 03/15/2037	500,000	530,060
Industrial Machinery–0.31%
Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	281,280
Stanley Black & Decker, Inc., 4.25%, 11/15/2028	331,000	321,953
		603,233
Insurance Brokers–0.28%
Aon Corp., 8.21%, 01/01/2027	100,000	104,441
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	456,000	450,015
		554,456
Integrated Oil & Gas–1.33%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	325,000	309,648
Chevron Corp., 2.90%, 03/03/2024	324,000	317,433
Chevron USA, Inc., 3.85%, 01/15/2028	225,000	218,861
Exxon Mobil Corp.,
2.99%, 03/19/2025	450,000	436,162
3.48%, 03/19/2030	450,000	424,073
Shell International Finance B.V. (Netherlands),
3.25%, 05/11/2025	90,000	87,516
2.38%, 11/07/2029	350,000	307,296
6.38%, 12/15/2038	450,000	506,119
		2,607,108
Integrated Telecommunication Services–0.99%
British Telecommunications PLC (United Kingdom),
5.13%, 12/04/2028	225,000	221,036
9.63%, 12/15/2030	250,000	301,524
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	197,308
TCI Communications, Inc., 7.13%, 02/15/2028	700,000	772,416
Verizon Communications, Inc., 0.85%, 11/20/2025	500,000	448,926
		1,941,210
Interactive Media & Services–0.73%
Baidu, Inc. (China),
4.38%, 05/14/2024	400,000	392,854
1.63%, 02/23/2027	250,000	213,215
4.38%, 03/29/2028	300,000	281,796
4.88%, 11/14/2028	200,000	191,721
2.38%, 08/23/2031	200,000	157,078
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	191,348
		1,428,012
	Principal Amount	Value
Internet & Direct Marketing Retail–2.15%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	$330,000	$303,385
2.13%, 02/09/2031(b)	525,000	425,184
4.50%, 11/28/2034	570,000	506,419
4.00%, 12/06/2037	400,000	320,791
4.20%, 12/06/2047	250,000	191,976
Amazon.com, Inc.,
4.25%, 08/22/2057	1,925,000	1,718,311
3.25%, 05/12/2061	475,000	342,207
4.10%, 04/13/2062	475,000	401,980
		4,210,253
Investment Banking & Brokerage–2.44%
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	240,000	235,867
3.90%, 01/25/2028	240,000	223,401
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,064,927
3.50%, 11/16/2026	301,000	286,472
6.25%, 02/01/2041	275,000	292,171
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	182,000	181,913
Morgan Stanley,
3.74%, 04/24/2024(d)	726,000	721,059
3.88%, 01/27/2026	415,000	402,293
Series F, 3.88%, 04/29/2024	538,000	529,527
Nomura Holdings, Inc. (Japan),
2.65%, 01/16/2025	200,000	189,217
1.65%, 07/14/2026	290,000	253,071
2.33%, 01/22/2027	200,000	175,485
2.71%, 01/22/2029	260,000	218,067
		4,773,470
IT Consulting & Other Services–0.34%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	476,427
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	250,000	187,462
		663,889
Leisure Products–0.31%
Brunswick Corp., 5.10%, 04/01/2052	250,000	179,797
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	293,973
5.10%, 05/15/2044	147,000	125,539
		599,309
Life & Health Insurance–1.11%
Brighthouse Financial, Inc., 4.70%, 06/22/2047	236,000	175,783
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	132,883
MetLife, Inc.,
3.60%, 04/10/2024	692,000	681,137
Series D, 5.88%(d)(e)	100,000	92,877
Prudential Financial, Inc.,
5.63%, 06/15/2043(d)	342,000	339,717
5.20%, 03/15/2044(d)	225,000	212,034
5.38%, 05/15/2045(d)	135,000	126,841
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	441,000	397,545
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Unum Group, 5.75%, 08/15/2042	$13,000	$11,628
		2,170,445
Life Sciences Tools & Services–0.09%
PerkinElmer, Inc., 3.30%, 09/15/2029	200,000	174,790
Managed Health Care–0.11%
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	225,000	212,241
Motorcycle Manufacturers–0.11%
Harley-Davidson, Inc., 4.63%, 07/28/2045	279,000	212,457
Movies & Entertainment–0.46%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	450,000	433,704
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(c)	525,000	460,134
		893,838
Multi-line Insurance–0.23%
American International Group, Inc.,
3.90%, 04/01/2026	75,000	72,904
Series A-9, 5.75%, 04/01/2048(d)	20,000	18,830
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	176,000	176,064
AXA S.A. (France), 8.60%, 12/15/2030	150,000	177,351
		445,149
Multi-Utilities–0.25%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	213,649
3.95%, 01/15/2026	277,000	268,043
		481,692
Office REITs–0.32%
Boston Properties L.P.,
2.75%, 10/01/2026	190,000	172,464
3.40%, 06/21/2029	400,000	346,116
Office Properties Income Trust, 2.40%, 02/01/2027	150,000	108,464
		627,044
Oil & Gas Equipment & Services–0.14%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	142,724
Halliburton Co., 7.45%, 09/15/2039	113,000	129,059
		271,783
Oil & Gas Exploration & Production–0.25%
ConocoPhillips Co., 6.95%, 04/15/2029	200,000	223,144
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	257,521
		480,665
Oil & Gas Storage & Transportation–1.31%
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	141,928
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
4.95%, 05/15/2028	$51,000	$49,180
5.30%, 04/15/2047	389,000	331,510
5.40%, 10/01/2047	167,000	144,415
5.00%, 05/15/2050	470,000	388,101
Enterprise Products Operating LLC,
3.75%, 02/15/2025	165,000	161,378
4.15%, 10/16/2028	250,000	238,533
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	139,858
ONEOK, Inc.,
3.40%, 09/01/2029	480,000	418,560
5.20%, 07/15/2048	150,000	127,721
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	100,303
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	168,921
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	141,318
		2,551,726
Other Diversified Financial Services–0.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	119,651
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	125,000	113,815
ORIX Corp. (Japan),
4.05%, 01/16/2024	150,000	148,080
3.70%, 07/18/2027	72,000	67,975
Voya Financial, Inc., 5.65%, 05/15/2053(d)	20,000	19,567
		469,088
Packaged Foods & Meats–0.28%
Conagra Brands, Inc., 7.00%, 10/01/2028	150,000	160,907
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028(c)	200,000	191,092
3.00%, 02/02/2029(c)	225,000	189,823
		541,822
Paper Products–0.10%
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	198,721
Pharmaceuticals–1.02%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	250,000	234,309
Johnson & Johnson,
1.30%, 09/01/2030	125,000	102,558
3.55%, 03/01/2036	300,000	272,162
2.45%, 09/01/2060	350,000	226,468
Mylan, Inc., 4.55%, 04/15/2028	225,000	212,157
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	431,224
Pharmacia LLC, 6.60%, 12/01/2028	175,000	193,490
Viatris, Inc., 2.70%, 06/22/2030	400,000	319,367
		1,991,735
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Property & Casualty Insurance–0.32%
Allstate Corp. (The), 3.28%, 12/15/2026	$190,000	$180,780
CNA Financial Corp., 3.45%, 08/15/2027	300,000	278,319
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	174,593
		633,692
Railroads–0.37%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	200,000	202,999
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	320,997
Union Pacific Corp., 3.85%, 02/14/2072	250,000	190,077
		714,073
Regional Banks–0.42%
Fifth Third Bancorp, 2.38%, 01/28/2025	235,000	222,011
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	220,380
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	266,549
Truist Bank,
4.05%, 11/03/2025	10,000	9,828
3.30%, 05/15/2026	115,000	107,886
		826,654
Reinsurance–0.06%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	80,719
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	33,027
		113,746
Residential REITs–0.28%
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	321,398
Mid-America Apartments L.P., 3.60%, 06/01/2027	100,000	95,137
Spirit Realty L.P., 3.20%, 02/15/2031	175,000	139,099
		555,634
Retail REITs–0.54%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	240,043
2.20%, 06/15/2028	200,000	171,764
Simon Property Group L.P.,
2.25%, 01/15/2032	290,000	226,070
6.75%, 02/01/2040	244,000	263,054
4.25%, 10/01/2044	200,000	159,327
		1,060,258
Semiconductors–1.04%
Broadcom, Inc., 4.93%, 05/15/2037(c)	265,000	232,836
Intel Corp.,
4.95%, 03/25/2060(b)	460,000	418,712
5.05%, 08/05/2062	400,000	364,733
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	664,849
	Principal Amount	Value
Semiconductors–(continued)
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	$250,000	$207,571
Xilinx, Inc., 2.95%, 06/01/2024	150,000	145,923
		2,034,624
Specialized Finance–0.25%
National Rural Utilities Cooperative Finance Corp.,
3.40%, 11/15/2023	305,000	300,423
8.00%, 03/01/2032	148,000	177,283
5.25%, 04/20/2046(d)	12,000	10,783
		488,489
Specialized REITs–0.21%
American Tower Corp., 3.95%, 03/15/2029	240,000	222,330
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	200,000	188,300
		410,630
Specialty Chemicals–0.44%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	610,000	605,545
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	250,725
		856,270
Steel–0.13%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	27,216
6.75%, 03/01/2041	225,000	219,834
		247,050
Systems Software–0.79%
Microsoft Corp.,
3.13%, 11/03/2025	425,000	413,054
3.04%, 03/17/2062	450,000	328,710
Oracle Corp.,
3.90%, 05/15/2035	400,000	334,788
3.85%, 04/01/2060	300,000	202,786
4.10%, 03/25/2061	375,000	267,370
		1,546,708
Technology Distributors–0.12%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	250,000	240,107
Technology Hardware, Storage & Peripherals–1.39%
Apple, Inc.,
1.13%, 05/11/2025	500,000	462,352
3.25%, 02/23/2026	355,000	343,714
3.35%, 02/09/2027	500,000	484,138
1.20%, 02/08/2028	150,000	128,895
4.45%, 05/06/2044	476,000	463,574
2.85%, 08/05/2061	225,000	153,517
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	226,714
HP, Inc., 6.00%, 09/15/2041	245,000	239,540
Western Digital Corp., 2.85%, 02/01/2029	275,000	218,951
		2,721,395
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Tobacco–3.08%
Altria Group, Inc.,
2.63%, 09/16/2026	$225,000	$206,808
4.80%, 02/14/2029	353,000	339,295
3.40%, 05/06/2030	460,000	395,860
2.45%, 02/04/2032	800,000	607,595
5.80%, 02/14/2039	200,000	185,669
4.50%, 05/02/2043	557,000	421,377
3.88%, 09/16/2046	225,000	153,695
5.95%, 02/14/2049	41,000	36,477
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	407,000	371,543
2.26%, 03/25/2028	350,000	293,616
4.74%, 03/16/2032	415,000	376,491
4.54%, 08/15/2047	172,000	125,005
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	200,000	192,963
4.76%, 09/06/2049	35,000	26,018
BAT International Finance PLC (United Kingdom), 4.45%, 03/16/2028	525,000	489,483
Philip Morris International, Inc.,
2.10%, 05/01/2030	250,000	202,573
1.75%, 11/01/2030	300,000	235,183
6.38%, 05/16/2038	280,000	291,347
4.50%, 03/20/2042	418,000	347,374
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	236,779
5.85%, 08/15/2045	545,000	477,201
		6,012,352
Trading Companies & Distributors–0.24%
Air Lease Corp., 3.00%, 02/01/2030	560,000	469,008
Water Utilities–0.09%
American Water Capital Corp., 3.85%, 03/01/2024	174,000	171,739
Wireless Telecommunication Services–0.64%
America Movil S.A.B. de C.V. (Mexico), 6.38%, 03/01/2035	400,000	433,298
Vodafone Group PLC (United Kingdom), 4.88%, 06/19/2049	960,000	820,540
		1,253,838
Total U.S. Dollar Denominated Bonds & Notes (Cost $105,573,781)		95,934,629
U.S. Government Sponsored Agency Mortgage-Backed Securities–27.89%
Collateralized Mortgage Obligations–1.40%
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(f)	236,874	29,800
5.50%, 07/25/2046(f)	65,787	9,566
4.00%, 08/25/2047(f)	42,224	7,531
1.88% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(f)(g)	561,385	41,302
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	$3,961,685	$39,865
Series K734, Class X1, IO, 0.79%, 02/25/2026(h)	3,020,303	49,361
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	3,030,705	80,763
Series K093, Class X1, IO, 1.09%, 05/25/2029(h)	2,540,387	123,356
Freddie Mac REMICs, IO, 2.23% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(f)(g)	133,390	13,743
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(f)	53,111	2,542
Uniform Mortgage-Backed Securities, TBA, 5.00%, 12/01/2052(i)	2,350,000	2,338,984
		2,736,813
Federal Home Loan Mortgage Corp. (FHLMC)–2.52%
4.50%, 09/01/2049 to 01/01/2050	233,582	230,546
3.00%, 01/01/2050 to 05/01/2050	2,568,243	2,325,225
2.50%, 07/01/2050 to 08/01/2050	2,724,491	2,369,872
		4,925,643
Federal National Mortgage Association (FNMA)–23.96%
0.05%, 12/25/2022(j)	3,099,906	121
4.50%, 06/01/2049	109,097	108,219
3.00%, 10/01/2049 to 11/01/2051	2,099,834	1,871,868
2.50%, 03/01/2050 to 08/01/2051	1,822,801	1,575,186
2.00%, 03/01/2051 to 08/01/2051	2,483,073	2,055,413
TBA, 2.00%, 12/01/2037 to 12/01/2052(i)	7,682,000	6,408,894
2.50%, 12/01/2037 to 12/01/2052(i)	4,450,000	3,859,841
3.00%, 12/01/2037 to 12/01/2052(i)	12,492,000	11,269,851
3.50%, 12/01/2037 to 12/01/2052(i)	12,375,000	11,353,477
4.00%, 12/01/2052(i)	4,375,000	4,138,306
4.50%, 12/01/2052(i)	3,250,000	3,164,180
5.50%, 12/01/2052(i)	1,000,000	1,011,665
		46,817,021
Government National Mortgage Association (GNMA)–0.01%
IO, 2.31% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(f)(g)	288,861	27,017
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $55,089,371)		54,506,494
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount		Value
U.S. Treasury Securities–25.74%
U.S. Treasury Bills–0.44%
3.78%, 03/09/2023(k)(l)		$83,000	$82,043
4.54%, 05/11/2023(k)(l)		795,000	779,089
			861,132
U.S. Treasury Bonds–1.68%
2.00%, 11/15/2041		900,000	655,981
2.38%, 11/15/2049		1,037,600	776,173
2.00%, 02/15/2050		2,700,000	1,845,598
			3,277,752
U.S. Treasury Notes–23.62%
0.88%, 01/31/2024		465,000	445,238
1.50%, 02/29/2024		7,275,000	7,001,619
3.25%, 08/31/2024		8,000,000	7,839,375
1.38%, 01/31/2025		8,521,000	8,014,400
1.13%, 02/28/2025		3,577,000	3,338,766
0.75%, 03/31/2026		2,900,000	2,608,131
1.50%, 08/15/2026		5,980,000	5,470,999
1.50%, 01/31/2027		8,215,500	7,456,850
1.38%, 10/31/2028		3,150,000	2,746,652
1.38%, 11/15/2031		1,500,000	1,241,074
			46,163,104
Total U.S. Treasury Securities (Cost $54,657,745)			50,301,988
Non-U.S. Dollar Denominated Bonds & Notes–17.32%(m)
Sovereign Debt–17.32%
Australia Government Bond (Australia),
Series 142, 4.25%, 04/21/2026(c)	AUD	2,442,000	1,713,588
Series 155, 2.50%, 05/21/2030(c)	AUD	1,672,000	1,065,690
Bundesobligation (Germany), Series 183, 0.01%, 04/10/2026(c)	EUR	2,030,000	1,979,822
Bundesrepublik Deutschland Bundesanleihe (Germany), 0.01%, 02/15/2031(c)	EUR	971,000	865,780
Norway Government Bond (Norway),
Series 477, 1.75%, 03/13/2025(c)	NOK	62,016,000	6,069,670
Series 482, 1.38%, 08/19/2030(c)	NOK	21,807,000	1,951,844
Sweden Government Bond (Sweden),
Series 1058, 2.50%, 05/12/2025	SEK	24,990,000	2,382,419
Series 1061, 0.75%, 11/12/2029(c)	SEK	10,350,000	907,245
Swiss Confederation Government Bond (Switzerland),
1.25%, 06/11/2024(c)	CHF	11,323,000	12,039,655
0.50%, 05/27/2030(c)	CHF	2,572,000	2,617,050
	Principal Amount		Value
Sovereign Debt–(continued)
United Kingdom Gilt (United Kingdom),
1.25%, 07/22/2027(c)	GBP	1,282,000	$1,412,064
4.25%, 06/07/2032(c)	GBP	641,000	841,345
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $34,366,680)			33,846,172

Asset-Backed Securities–0.17%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$11,898	9,631
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(h)		2,303,456	99,444
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.19%, 10/12/2050(h)		5,544,576	196,954
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 3.88%, 12/25/2035(j)		20,169	18,628
Total Asset-Backed Securities (Cost $387,025)			324,657
	Shares
Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(n)(o)		359,488	359,488
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(n)(o)		256,616	256,693
Invesco Treasury Portfolio, Institutional Class, 3.76%(n)(o)		410,843	410,843
Total Money Market Funds (Cost $1,026,982)			1,027,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-120.73% (Cost $251,101,584)			235,940,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.55%
Invesco Private Government Fund, 3.83%(n)(o)(p)		302,849	302,849
Invesco Private Prime Fund, 4.15%(n)(o)(p)		778,477	778,633
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,081,410)			1,081,482
TOTAL INVESTMENTS IN SECURITIES–121.28% (Cost $252,182,994)			237,022,446
OTHER ASSETS LESS LIABILITIES—(21.28)%			(41,595,166)
NET ASSETS–100.00%			$195,427,280
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Investment Abbreviations:
AUD	– Australian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $34,129,930, which represented 17.46% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,218,297	$18,167,280	$(22,026,089)	$-	$-	$359,488	$6,287
Invesco Liquid Assets Portfolio, Institutional Class	3,100,868	12,976,629	(15,820,628)	71	(247)	256,693	5,583
Invesco Treasury Portfolio, Institutional Class	4,820,910	20,762,606	(25,172,673)	-	-	410,843	8,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	600,824	1,198,295	(1,496,270)	-	-	302,849	2,191*
Invesco Private Prime Fund	1,401,923	2,969,014	(3,592,261)	272	(315)	778,633	5,864*
Total	$14,142,822	$56,073,824	$(68,107,921)	$343	$(562)	$2,108,506	$28,389

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	25	March-2023	$3,175,000	$20,235	$20,235
U.S. Treasury Ultra Bonds	26	March-2023	3,543,312	44,609	44,609
Subtotal—Long Futures Contracts				64,844	64,844
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	107	March-2023	(11,617,023)	(62,005)	(62,005)
U.S. Treasury 10 Year Notes	7	March-2023	(794,500)	(3,828)	(3,828)
U.S. Treasury 10 Year Ultra Notes	4	March-2023	(478,625)	(2,750)	(2,750)
U.S. Treasury 2 Year Notes	50	March-2023	(10,267,969)	(25,781)	(25,781)
Subtotal—Short Futures Contracts				(94,364)	(94,364)
Total Futures Contracts				$(29,520)	$(29,520)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/21/2022	Bank of America, N.A.	USD	71,910	AUD	110,892	$3,418
12/21/2022	Bank of America, N.A.	USD	33,147	CAD	45,000	317
12/21/2022	Bank of America, N.A.	USD	115,747	EUR	115,000	4,114
12/21/2022	Bank of America, N.A.	USD	64,394	GBP	56,000	3,148
12/21/2022	BNP Paribas S.A.	USD	56,888	GBP	52,000	5,829
12/21/2022	Citibank, N.A.	CAD	2,687,000	USD	2,044,384	46,209
12/21/2022	Deutsche Bank AG	USD	2,690,220	GBP	2,411,232	217,944
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	95,548	CHF	91,000	864
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	77,307	EUR	79,000	5,032
12/21/2022	UBS AG	USD	45,204	CHF	44,000	1,412
12/21/2022	UBS AG	USD	2,703,566	EUR	2,721,051	132,498
Subtotal—Appreciation						420,785
Currency Risk
12/21/2022	Bank of America, N.A.	GBP	1,853,110	USD	2,134,329	(100,689)
12/21/2022	Bank of America, N.A.	NOK	13,700,000	USD	1,259,852	(132,277)
12/21/2022	BNP Paribas S.A.	SEK	34,866,086	USD	3,279,531	(45,002)
12/21/2022	Citibank, N.A.	USD	2,005,098	CAD	2,635,365	(45,321)
12/21/2022	Deutsche Bank AG	GBP	2,519,232	USD	2,905,883	(132,538)
12/21/2022	J.P. Morgan Chase Bank, N.A.	EUR	337,000	USD	331,734	(19,510)
12/21/2022	J.P. Morgan Chase Bank, N.A.	NOK	66,108,653	USD	6,563,030	(154,616)
12/21/2022	Morgan Stanley and Co. International PLC	AUD	4,209,638	USD	2,844,694	(14,880)
12/21/2022	Morgan Stanley and Co. International PLC	CHF	14,045,487	USD	14,589,935	(290,847)
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/21/2022	Morgan Stanley and Co. International PLC	EUR	5,292,888	USD	5,321,017	$(195,590)
Subtotal—Depreciation						(1,131,270)
Total Forward Foreign Currency Contracts						$(710,485)

Abbreviations:
CHF	– Swiss Franc
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$95,934,629	$—	$95,934,629
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	54,506,494	—	54,506,494
U.S. Treasury Securities	—	50,301,988	—	50,301,988
Non-U.S. Dollar Denominated Bonds & Notes	—	33,846,172	—	33,846,172
Asset-Backed Securities	—	324,657	—	324,657
Money Market Funds	1,027,024	1,081,482	—	2,108,506
Total Investments in Securities	1,027,024	235,995,422	—	237,022,446
Other Investments - Assets*
Futures Contracts	64,844	—	—	64,844
Forward Foreign Currency Contracts	—	420,785	—	420,785
	64,844	420,785	—	485,629
Other Investments - Liabilities*
Futures Contracts	(94,364)	—	—	(94,364)
Forward Foreign Currency Contracts	—	(1,131,270)	—	(1,131,270)
	(94,364)	(1,131,270)	—	(1,225,634)
Total Other Investments	(29,520)	(710,485)	—	(740,005)
Total Investments	$997,504	$235,284,937	$—	$236,282,441

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund